Stock-Based Compensation (Recognized Stock-Based Compensation Expense) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Stock-based compensation expense	$ 66.6	$ 53.5	$ 41.5
Stock Options [Member]
Stock-based compensation expense	20.7	20.2	20.4
Restricted Stock/Restricted Stock Units [Member]
Stock-based compensation expense	9.9	10.2	9.4
Darden Stock Units [Member]
Stock-based compensation expense	17.1	13.1	8.4
Performance Stock Units [Member]
Stock-based compensation expense	15.6	6.8	0.4
Employee Stock Purchase Plan [Member]
Stock-based compensation expense	1.9	1.8	1.6
Director Compensation Program/Other [Member]
Stock-based compensation expense	$ 1.4	$ 1.4	$ 1.3